Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund), Class A)	0 Months Ended
Jan. 27, 2012
(Oppenheimer Champion Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	(3.61%)
Annual Return 2003	25.92%
Annual Return 2004	9.21%
Annual Return 2005	2.66%
Annual Return 2006	9.19%
Annual Return 2007	(0.10%)
Annual Return 2008	(78.53%)
Annual Return 2009	20.29%
Annual Return 2010	13.80%
Annual Return 2011	(2.41%)